Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Inventories [Abstract]
Cost of material	$ 26,112	$ 35,527	$ 30,728
Contract manufacturers charges	$ 15,892	$ 18,433	$ 16,596